Condensed financial information of Plastec Technologies, Ltd. (Details 2) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 HKD ($)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 HKD ($)
Cash flows from operating activities
Net income			$ 139,895	$ 692,042	$ 131,335
Change in operating assets and liabilities
Net cash provided by/(used in) operating activities			(21,689)	(4,547)	9,431
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	$ 1,017,442	¥ 875	131,686	703,363	0
Net cash provided by investing activities			82,743	703,908	(23,809)
Cash flows from financing activities
Dividend paid			(151,376)	(837,614)	22,899
Net cash used in financing activities			(151,376)	(837,614)	22,899
Net increase/(decrease) in cash and cash equivalents			(90,322)	24,351	(50,628)
Cash and cash equivalents, beginning of year			486,222	475,361	528,527
Cash and cash equivalents, end of year			395,087	486,222	475,361
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			2,258	1,276	1,028
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			141,341	131,686	0
Parent [Member]
Cash flows from operating activities
Net income			141,093	1,156,421	70,646
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary			(141,341)	(1,149,128)	0
Change in operating assets and liabilities
Prepaid expenses			(882)	999	(94)
Accounts payable and accrued liabilities			(534)	(4,516)	5,585
Income tax			0	0	232
Net cash provided by/(used in) operating activities			(1,664)	3,776	76,369
Cash flows from investing activities
Decrease in dividend receivable			0	0	70,000
Sale proceeds of disposal of a subsidiary, net			131,686	1,017,442	0
Net cash provided by investing activities			131,686	1,017,442	70,000
Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries			(99,060)	22,300	0
Dividend paid			(151,376)	(837,614)	(121,101)
Net cash used in financing activities			(250,436)	(815,314)	(121,101)
Net increase/(decrease) in cash and cash equivalents			(120,414)	205,904	25,268
Cash and cash equivalents, beginning of year			394,508	188,604	163,336
Cash and cash equivalents, end of year			274,094	394,508	188,604
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			2,089	857	267
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			$ 141,341	$ 131,686	$ 0